UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 31.5%
Consumer Discretionary 3.9%
21st Century Fox America, Inc., 7.6%, 10/11/2015	2,000,000	2,186,740
Amazon.com, Inc., 1.2%, 11/29/2017	2,490,000	2,465,369
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,677,771
DIRECTV Holdings LLC, 2.4%, 3/15/2017	2,000,000	2,043,656
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016	4,000,000	4,238,316
Grupo Televisa SAB, 6.0%, 5/15/2018	2,000,000	2,242,884
Hyundai Capital America, 144A, 3.75%, 4/6/2016	3,000,000	3,135,477
Kia Motors Corp., 144A, 3.625%, 6/14/2016	1,400,000	1,456,929
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018	1,240,000	1,223,808
RCI Banque SA, 144A, 2.112% *, 4/11/2014	5,330,000	5,331,690
Time Warner Cable, Inc., 5.85%, 5/1/2017	2,500,000	2,810,680

		28,813,320
Consumer Staples 0.6%
ConAgra Foods, Inc., 2.1%, 3/15/2018	475,000	472,648
Safeway, Inc., 3.4%, 12/1/2016	2,000,000	2,094,458
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,483,133

		4,050,239
Energy 2.6%
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018	3,000,000	3,600,000
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016	1,700,000	1,771,011
Petrobras International Finance Co., 3.875%, 1/27/2016	2,710,000	2,783,005
Petroleos Mexicanos, 3.5%, 7/18/2018	3,000,000	3,112,500
Rosneft Finance SA, Series 6, 144A, 7.875%, 3/13/2018	3,000,000	3,352,500
Transocean, Inc.:
2.5%, 10/15/2017	1,500,000	1,509,667
4.95%, 11/15/2015	3,060,000	3,248,731

		19,377,414
Financials 15.6%
American Express Credit Corp., Series D, 5.125%, 8/25/2014	3,000,000	3,055,974
Asian Development Bank, 1.125%, 3/15/2017	2,000,000	2,007,880
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015	3,335,000	3,356,824
Banco Bradesco SA, 144A, 2.336% *, 5/16/2014	3,000,000	3,000,966
Banco Continental SA, 144A, 5.75%, 1/18/2017	2,000,000	2,165,000
Banco do Brasil SA, 3.875%, 1/23/2017	2,000,000	2,065,000
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018	2,000,000	2,014,042
Bank of America Corp., 2.6%, 1/15/2019	2,115,000	2,123,344
Bank of Baroda, 144A, 4.875%, 7/23/2019	3,000,000	3,079,227
Bank of England Euro Note, 144A, 0.5%, 3/6/2015	3,000,000	3,007,530
Bank of India, 144A, 3.625%, 9/21/2018	2,000,000	1,982,380
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017	5,660,000	5,798,387
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019	4,000,000	4,008,592
Barclays Bank PLC, 144A, 2.5%, 9/21/2015	3,245,000	3,331,038
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	3,160,000	3,318,635
BNP Paribas SA, 2.375%, 9/14/2017	1,475,000	1,510,742
BPCE SA, 1.625%, 2/10/2017	1,500,000	1,497,923
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	585,646
Citigroup, Inc., 2.65%, 3/2/2015	2,275,000	2,316,289
Commonwealth Bank of Australia, 144A, 1.484% *, 3/31/2017	6,000,000	6,017,550
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018	1,865,000	1,850,015
Credit Agricole SA, 144A, 2.125%, 4/17/2018	3,000,000	2,987,250
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015	3,000,000	3,131,100
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017	1,000,000	1,055,000
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	1,898,000	1,993,211
Hyundai Capital Services, Inc., 144A, 1.035%, 3/18/2017	2,815,000	2,818,260
IntercontinentalExchange Group, Inc., 2.5%, 10/15/2018	790,000	798,411
Intesa Sanpaolo SpA:
3.875%, 1/16/2018	1,790,000	1,852,645
3.875%, 1/15/2019	1,770,000	1,800,373
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,715,797
Lloyds Bank PLC, 2.3%, 11/27/2018	750,000	749,258
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	4,000,000	4,037,908
Morgan Stanley, 3.8%, 4/29/2016	2,500,000	2,633,148
Nomura Holdings, Inc., 2.0%, 9/13/2016	2,220,000	2,247,603
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,030,000	1,007,149
Skandinaviska Enskilda Banken AB:
144A, 1.75%, 3/19/2018	1,745,000	1,724,077
144A, 2.375%, 11/20/2018	1,020,000	1,017,889
SLM Corp., 3.875%, 9/10/2015	900,000	927,000
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018	715,000	727,169
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017	4,500,000	4,507,695
Swedbank AB, 144A, 1.75%, 3/12/2018	2,500,000	2,475,000
Turkiye Garanti Bankasi AS, 144A, 4.0%, 9/13/2017	3,000,000	2,985,600
Turkiye Vakiflar Bankasi Tao, 144A, 5.0%, 10/31/2018	1,000,000	986,200
UBS AG, 144A, 2.25%, 3/30/2017	3,335,000	3,431,895
Westpac Banking Corp., 144A, 1.375%, 7/17/2015	4,920,000	4,975,055
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,043,542

		114,721,219
Health Care 1.1%
AbbVie, Inc., 1.75%, 11/6/2017	3,390,000	3,400,712
Actavis, Inc., 1.875%, 10/1/2017	750,000	746,628
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,907,871
Mallinckrodt International Finance SA, 144A, 3.5%, 4/15/2018	430,000	423,576
Mylan, Inc., 2.55%, 3/28/2019	1,340,000	1,325,646

		7,804,433
Industrials 0.2%
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019	500,000	498,514
Total System Services, Inc., 2.375%, 6/1/2018	840,000	828,281

		1,326,795
Information Technology 1.4%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,032,982
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018	500,000	515,000
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018	3,000,000	3,071,298
Xerox Corp., 6.4%, 3/15/2016	3,000,000	3,310,194

		9,929,474
Materials 3.5%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,899,712
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017	2,180,000	2,213,428
144A, 9.375%, 4/8/2014	2,000,000	2,002,496
ArcelorMittal, 4.25%, 3/1/2016	3,000,000	3,112,500
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019	1,500,000	1,739,178
CF Industries, Inc., 6.875%, 5/1/2018	2,000,000	2,331,126
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	1,455,000	1,450,824
Glencore Funding LLC, 144A, 2.5%, 1/15/2019	1,660,000	1,602,959
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,472,890
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018	1,720,000	1,719,859
Teck Resources Ltd., 3.0%, 3/1/2019	1,760,000	1,759,851
Vale Overseas Ltd., 5.625%, 9/15/2019	2,000,000	2,209,016
Xstrata Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,429,040

		25,942,879
Telecommunication Services 1.3%
CC Holdings GS V LLC, 2.381%, 12/15/2017	1,000,000	1,000,058
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	3,530,000	3,739,989
Telecom Italia Capital SA, 6.175%, 6/18/2014	1,300,000	1,313,000
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,340,000	1,372,416
Verizon Communications, Inc., 3.65%, 9/14/2018	1,960,000	2,086,483

		9,511,946
Utilities 1.3%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017	2,500,000	2,868,750
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,025,000	2,018,854
PPL Energy Supply LLC, 5.4%, 8/15/2014	4,450,000	4,529,798

		9,417,402

Total Corporate Bonds (Cost $227,952,523)		230,895,121
Mortgage-Backed Securities Pass-Throughs 4.3%
Federal National Mortgage Association, 3.0%, with various maturities from 5/1/2027 until 6/1/2027 (Cost $32,013,660)	30,331,476	31,233,489
Asset-Backed 3.2%
Automobile Receivables 0.9%
AmeriCredit Automobile Receivables Trust:
"D", Series 2012-5, 2.35%, 12/10/2018	5,000,000	5,074,000
"D", Series 2011-2, 4.0%, 5/8/2017	1,280,000	1,322,757

		6,396,757
Credit Card Receivables 0.4%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	2,817,555	2,831,163
Home Equity Loans 0.1%
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052	1,079,664	1,076,429
Miscellaneous 1.8%
Magnetite VI Ltd., "A", Series 2012-6A, 144A, 1.733% *, 9/15/2023	1,367,000	1,370,800
Monty Parent, "A", Series 2013-LTR1, 144A, 3.47%, 10/20/2015	1,537,050	1,537,767
MT Wilson CLO Ltd., "A", Series 2006-1A, 144A, 0.489% *, 7/15/2018	386,268	385,913
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.388% *, 7/17/2025	5,000,000	4,940,970
Venture CDO Ltd., "A1L", Series 2014-16A, 144A, 1.868%, 4/15/2026	5,000,000	4,999,945

		13,235,395

Total Asset-Backed (Cost $23,371,621)		23,539,744
Commercial Mortgage-Backed Securities 4.9%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.047% *, 7/10/2044	3,125,000	3,263,925
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, "E", Series 2012-CLRN, 144A, 3.355% *, 8/15/2029	2,000,000	2,007,934
Banc of America Merrill Lynch Commercial Mortgage, Inc., "B", Series 2005-2, 5.291% *, 7/10/2043	5,000,000	5,166,125
Commercial Mortgage Trust, "A1", Series 2012-CR2, 0.824%, 8/15/2045	1,750,253	1,744,759
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040	3,072,373	3,265,306
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	1,288,542	1,295,655
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	104,133	104,170
"B", Series 2005-C5, 5.1%, 8/15/2038	1,500,000	1,548,398
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.155% *, 3/15/2018	880,000	882,464
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.055% *, 11/5/2030	1,040,000	1,041,633
"DFL", Series 2013-HLF, 144A, 2.906% *, 11/5/2030	630,000	631,187
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	2,800,000	2,946,096
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,630,000	3,822,143
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,000,000	1,094,663
LB-UBS Commercial Mortgage Trust, "K", Series 2003-C5, 144A, 5.25%, 4/15/2037	3,331,000	3,330,390
Wachovia Bank Commercial Mortgage Trust, "B", Series 2005-C17, 5.287%, 3/15/2042	2,000,000	2,062,634
WFRBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045	1,753,724	1,752,731

Total Commercial Mortgage-Backed Securities (Cost $35,764,311)		35,960,213
Collateralized Mortgage Obligations 0.7%
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 2.467% *, 11/15/2030	2,500,000	2,501,612
Citigroup Commercial Mortgage Trust, "D", Series 2013-SMP, 144A, 3.008% *, 1/12/2030	2,000,000	2,003,642
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.405% *, 8/28/2047	579,696	578,950
Federal National Mortgage Association, "FB", Series 1996-44, 0.954% *, 9/25/2023	167,261	169,278

Total Collateralized Mortgage Obligations (Cost $5,257,996)		5,253,482
Government & Agency Obligations 26.7%
Other Government Related (a) 4.3%
Alfa Bank OJSC, 144A, 7.875%, 9/25/2017	1,000,000	1,057,500
Bank of Moscow, 144A, 6.699%, 3/11/2015	3,000,000	3,051,240
Gazprom OAO, 144A, 4.95%, 5/23/2016	2,000,000	2,062,500
Japan Finance Corp., 2.25%, 7/13/2016	5,000,000	5,164,340
Korea Development Bank, 4.0%, 9/9/2016	3,000,000	3,191,883
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015	4,100,000	4,116,048
Russian Agricultural Bank OJSC, 144A, 9.0%, 6/11/2014	3,000,000	3,030,000
Russian Railways, 5.739%, 4/3/2017	1,500,000	1,563,750
Sberbank of Russia, 144A, 4.95%, 2/7/2017	3,000,000	3,093,000
Svensk Exportkredit AB, 2.125%, 7/13/2016	2,000,000	2,060,960
VTB Bank OJSC, 144A, 6.465%, 3/4/2015	3,000,000	3,075,000

		31,466,221
Sovereign Bonds 1.1%
Banco Nacional de Desenvolvimento Economico e Social, 144A, 6.5%, 6/10/2019	1,000,000	1,130,000
Export Development Canada, 1.5%, 5/15/2014	3,200,000	3,204,928
Province of British Columbia, Canada, 1.2%, 4/25/2017	2,855,000	2,866,274
Republic of Croatia, REG S, 144A, 6.25%, 4/27/2017	1,000,000	1,073,750

		8,274,952
U.S. Treasury Obligations 21.3%
U.S. Treasury Notes:
0.25%, 2/29/2016	25,000,000	24,933,600
1.0%, 8/31/2016	35,000,000	35,308,980
1.0%, 9/30/2016	20,000,000	20,162,500
1.375%, 7/31/2018	15,000,000	14,910,930
1.375%, 9/30/2018	40,500,000	40,136,148
2.0%, 4/30/2016	20,000,000	20,631,240

		156,083,398

Total Government & Agency Obligations (Cost $195,999,562)		195,824,571
Loan Participations and Assignments 5.2%
Senior Loans *
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019	498,750	502,802
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	488,734	490,262
Alliance Laundry Systems LLC, Term Loan, 4.25%, 12/10/2018	449,048	451,385
AmWINS Group, Inc., Term Loan, 5.0%, 9/6/2019	987,507	995,842
Answers Corp., Term Loan B, 6.5%, 12/20/2018	493,750	493,133
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019	730,030	732,862
Avaya, Inc., Term Loan B3, 4.734%, 10/26/2017	1,613,808	1,578,587
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/6/2021	500,000	499,375
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	754,286	755,877
Brock Holdings III, Inc., Term Loan B, 6.002%, 3/16/2017	936,922	943,509
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/2017	331,178	333,290
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	497,500	500,609
California Pizza Kitchen, Inc., Term Loan, 5.253%, 3/29/2018	496,250	473,919
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	380,506	382,409
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/2020	497,500	498,017
Chrysler Group LLC, Term Loan B, 3.5%, 5/24/2017	975,000	976,321
CPI International, Inc., Term Loan B, 5.0%, 2/13/2017	462,250	463,117
Crosby U.S. Acquisition Corp., First Lien Term Loan, 4.0%, 11/23/2020	498,750	496,880
Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/2019	493,750	492,516
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	497,500	499,159
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	498,534	501,495
Dell, Inc., Term Loan B, 4.5%, 4/29/2020	497,500	494,960
Drillships Financing Holding, Inc.:
Term Loan B2, 5.5%, 7/15/2016	249,373	254,673
Term Loan B1, 6.0%, 3/31/2021	322,500	329,353
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020	496,252	499,276
Fieldwood Energy LLC, Second Lien Term Loan, 8.125%, 9/30/2020	250,000	261,016
First Data Corp., Term Loan, 4.155%, 9/24/2018	1,000,000	1,003,540
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/7/2020	346,500	347,474
Genpact International, Inc., Term Loan B, 3.5%, 8/30/2019	496,250	498,170
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	539,236	518,230
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	418,306	416,085
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020	498,750	497,503
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021	498,750	497,194
Hub International Ltd., Term Loan B, 4.75%, 10/2/2020	498,750	500,259
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018	735,521	732,370
ION Media Networks, Inc., Term Loan, 5.0%, 12/18/2020	498,750	504,049
IQOR U.S., Inc., Term Loan B, 5.0%, 2/19/2021	500,000	487,500
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017	732,622	736,172
Land's End, Inc., Term Loan B, 4.25%, 1/31/2021	1,000,000	1,000,315
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016	400,000	397,126
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/20/2020	498,750	498,703
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020	500,000	501,625
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019	142,657	143,192
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	500,000	520,625
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	490,000	470,197
Norcraft Companies LP, Term Loan, 5.25%, 11/12/2020	249,375	250,622
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	490,000	491,840
NTELOS, Inc., Term Loan B, 5.75%, 11/8/2019	250,000	248,750
Nuveen Investments, Inc., Term Loan, 4.153%, 5/15/2017	500,000	502,008
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	498,750	503,840
Oxbow Carbon LLC, Term Loan B, 4.25%, 7/19/2019	243,671	245,600
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019	744,375	750,579
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020	250,000	252,500
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021	1,000,000	1,002,500
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020	497,500	499,592
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	491,058	493,037
Polyconcept Investments BV, First Lien Term Loan, 6.0%, 6/27/2019	486,261	486,261
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020	497,500	499,209
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020	472,319	475,568
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	414,827	415,774
Saxon Energy Services, Inc., Term Loan B, 5.5%, 2/15/2019	495,000	498,713
Sophia LP, Term Loan B, 4.25%, 7/19/2018	462,983	463,948
Springleaf Financial Funding Co., Term Loan B2, 5.75%, 9/25/2019	500,000	506,250
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	500,000	500,000
Sybil Software LLC, Term Loan, 5.0%, 3/18/2020	500,000	499,375
Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018	472,059	396,397
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	451,042	452,453
TriNet Group, Inc., Term Loan B1, 4.0%, 8/12/2016	427,321	432,129
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	500,000	500,235
U.S. Foods, Inc., Term Loan, 4.5%, 3/29/2019	486,325	489,304
WASH Multifamily Laundry Systems LLC, Term Loan, 4.503%, 2/21/2019	492,500	495,578
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017	246,875	247,645
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 12/23/2020	498,750	503,114

Total Loan Participations and Assignments (Cost $38,152,494)		38,273,794
Short-Term U.S. Treasury Obligations 16.3%
U.S. Treasury Bills:
0.045% **, 6/12/2014 (b)	2,000	2,000
0.06% **, 6/19/2014 (b)	484,000	483,976
0.065% **, 8/14/2014 (b)	159,000	158,964
0.065% **, 8/14/2014 (b)	12,293,000	12,290,234
0.08% **, 8/21/2014	45,000,000	44,989,785
0.132% **, 3/5/2015 (c)	60,000,000	59,933,820
0.15% **, 6/26/2014	2,000,000	1,999,832

Total Short-Term U.S. Treasury Obligations (Cost $119,847,217)		119,858,611

	Shares	Value ($)
Cash Equivalents 6.8%
Central Cash Management Fund, 0.05% (d)	44,553,020	44,553,020
DWS Variable NAV Money Fund, 0.20% (d)	500,825	5,008,748

Total Cash Equivalents (Cost $49,561,768)		49,561,768

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $727,921,152) †	99.6	730,400,793
Other Assets and Liabilities, Net	0.4	2,762,020

Net Assets	100.0	733,162,813

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $727,921,161.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $2,479,632.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,705,107 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,225,475.

(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At March 31, 2014, this security has been pledged, in whole or in part, as collateral for open commodity-linked swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
CLO: Collateralized Loan Obligation
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Aluminum Futures	USD	4/23/2014	100	4,386,125	(69,175)
Aluminum Futures	USD	4/24/2014	100	4,387,350	(30,450)
Copper Futures	USD	4/23/2014	25	4,157,850	(258,475)
Copper Futures	USD	4/24/2014	25	4,157,913	(260,287)
Copper Futures	USD	6/6/2014	25	4,159,688	(96,950)
Copper Futures	USD	6/13/2014	225	37,421,269	985,906
LME Copper Futures	USD	12/17/2014	150	24,937,500	(1,886,075)
Total net unrealized depreciation					(1,615,506)

At March 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5 Year U.S. Treasury Note	USD	6/30/2014	440	52,339,375	116,307
Aluminum Futures	USD	4/23/2014	100	4,386,125	(188,925)
Aluminum Futures	USD	4/24/2014	100	4,387,350	(160,150)
Aluminum Futures	USD	6/6/2014	100	4,438,475	(11,275)
Aluminum Futures	USD	6/13/2014	300	13,338,900	(316,050)
Copper Futures	USD	4/23/2014	25	4,157,850	390,200
Copper Futures	USD	4/24/2014	25	4,157,913	342,638
LME Copper Futures	USD	12/17/2014	150	24,937,500	1,640,800
Palladium Futures	USD	6/26/2014	100	7,771,000	(121,355)
Sugar Futures	USD	4/30/2014	100	1,990,240	39,817
Total net unrealized appreciation					1,732,007

At March 31, 2014, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	1	3/15/2016	23,600	(15,161)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	2	3/15/2016	14,450	(15,161)
Total Call Options					38,050	(30,322)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	2	3/15/2016	14,450	(483)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	1	3/15/2016	5,100	(483)
Total Put Options					19,550	(966)

Total					57,600	(31,288)

(e)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2014 was $26,312.

At March 31, 2014, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (f)

Long Positions
4/16/2014	3,340,000	3	0.14%	Barclays Corn Subindex	109,730
4/16/2014	17,180,000	3	0.53%	Barclays Spread Index - 022	(10,969)
4/14/2014	5,000,000	4	0.25%	Citi Cubes Dow Jones-UBS Weighted Index	48,954
4/16/2014	154,290,000	4	0.06%	Citi Cubes Dow Jones-UBS Weighted Index	(742,472)
5/14/2014	5,000,000	4	0.25%	Citi Cubes Dow Jones-UBS Weighted Index	45,178
4/16/2014	92,180,000	5	0.19%	Dow Jones-UBS Commodity Index 3 Month Forward	(591,652)
4/16/2014	57,610,000	10	0.21%	Dow Jones-UBS Commodity Index 3 Month Forward	(370,335)
4/16/2014	40,430,000	3	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	(260,695)
4/16/2014	50,410,000	1	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	(325,046)
4/16/2014	122,420,000	6	0.19%	Dow Jones-UBS Commodity Index 3 Month Forward	(774,307)
4/16/2014	43,210,000	7	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E177 Strategy Index	(122,157)
4/16/2014	23,040,000	5	0.38%	JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index	(88,743)
4/14/2014	10,000,000	5	0.0%	JPMorgan Brent Volement Strategy	63,646
4/18/2014	10,000,000	5	0.0%	JPMorgan WTI Volement Strategy	54,438
4/16/2014	108,020,000	8	0.4%	Merrill Lynch Commodity Strategy Index	(18,297)
4/16/2014	91,070,000	9	0.157%	UBS Custom Commodity Index	(38,596)
Short Position 0.1%
4/16/2014	13,660,000	3	0.0%	Barclays Light Crude Subindex	(418,562)
Total net unrealized depreciation					(3,439,885)

(f)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At March 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

7/22/2014 7/22/2016	90,000,000	Fixed - 0.964%	Floating - LIBOR	(586,881)	11,537	(598,418)
7/22/2014 7/22/2019	100,000,000	Fixed - 2.139%	Floating - LIBOR	(574,090)	77,838	(651,928)

Total unrealized appreciation	(1,250,346)

Counterparties:
1	BNP Paribas
2	Nomura International PLC
3	Barclays Bank PLC
4	Citigroup, Inc.
5	JPMorgan Chase Securities, Inc.
6	Macquarie Bank Ltd.
7	The Goldman Sachs & Co.
8	Bank of America
9	UBS AG
10	Canadian Imperial Bank of Commerce

Currency Abbreviations

USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2014, the Fund held $129,029,195 in the Subsidiary, representing 17.6% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(g)
Corporate Bonds	$—	$230,895,121	$—	$230,895,121
Mortgage-Backed Securities Pass-Throughs	—	31,233,489	—	31,233,489
Asset-Backed	—	18,539,799	4,999,945	23,539,744
Commercial Mortgage-Backed Securities	—	35,960,213	—	35,960,213
Collateralized Mortgage Obligations	—	5,253,482	—	5,253,482
Government & Agency Obligations	—	195,824,571	—	195,824,571
Loan Participations and Assignments	—	38,273,794	—	38,273,794
Short-Term U.S. Treasury Obligations	—	119,858,611	—	119,858,611
Short-Term Investments	49,561,768	—	—	49,561,768
Derivatives (h)
Futures Contracts	3,515,668	—	—	3,515,668
Commodity-Linked Swap Contracts		321,946	—	321,946

Total	$53,077,436	$676,161,026	$4,999,945	$734,238,407

Liabilities
Derivatives (h)
Futures Contracts	(3,399,167)	—	—	(3,399,167)
Commodity-Linked Swap Contracts	—	(3,761,831)	—	(3,761,831)
Interest Rate Swap Contracts	—	(1,250,346)	—	(1,250,346)
Written Options	—	(31,288)	—	(31,288)

Total	$(3,399,167)	$(5,043,465)	$—	$(8,442,632)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(g)	See Consolidated Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and interest rate swap contracts; and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$194	$(3,439,885)	$—
Interest Rate Contracts	$116,307	$(1,250,346)	$26,312

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014